Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 300	$ 500	$ 965	$ 1,416	$ 1,852	$ 2,041
Proceeds from sales of property and equipment			$ 0	$ 118	185	134
Long-lived asset impairment costs					$ 3,711	$ 0